Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards - Additional Information (Detail) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate	117.76	117.76	117.76	211.41	94.79
Retrospective adjustment related to business combination				$ 11,520,209
Zero Coupon National Treasury Bonds [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities	5.71%	5.71%	5.71%
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss	$ 2,302,947,204		$ 1,891,309,298
Gain On reclassification on investments	$ 411,637,906
Interest revenue for financial assets measured at fair value through other comprehensive income		$ 611,966,659
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest			50.00%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired	80.90%	80.90%	80.90%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired	100.00%	100.00%	100.00%
Equity interests of acquirer	$ 72,881	$ 72,881	$ 72,881